Guarantor and Non-Guarantor Supplemental Financial Information (Details) - Orbitz - Unsecured Debt - 5.000% Senior Unsecured Notes	Dec. 08, 2015 USD ($)
Debt Instrument [Line Items]
Debt, face amount	$ 750,000,000
Stated rate	5.00%
Registration default, additional interest payable	0.25%